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                             SMITH BARNEY
                              TELECOMMUNICATIONS
                                 INCOME Fund

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                                                      SEMI-ANNUAL REPORT

                                                      JUNE 30, 2000

                        [LOGO] Smith Barney
                               Mutual Funds

                 Your Serious Money Professionally Managed.(R)

             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
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

Smith Barney
Telecommunications
Income Fund

[Photo]
HEATH B. MCLENDON

Chairman

[Photo]
ROBERT E. SWAB

Vice President and Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the period ended June 30, 2000 for the Smith Barney Telecommunications Income Fund ("Fund"). In this report, we review the factors that contributed to the Fund's performance during the reporting period and discuss our outlook for the regional Bell operating companies ("RBOC") that currently represent approximately 80% of the Fund's holdings. The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. We hope you find this report to be useful and informative.

Market and Performance Update(1)

As you know, the Fund's main objective is to provide current income with long-term growth of capital as a secondary objective. For the six months ended June 30, 2000, the Fund returned a negative 9.21%. In comparison the Standard and Poor's 500 Index ("S&P 500 Index")(2) and the Lipper Inc. ("Lipper") peer group average of all telecommunications funds reported negative total returns of 0.43% and 2.99%, respectively, for the same period. (Lipper is a major fund tracking organization.)

The Fund's underperformance versus its Lipper peer group was influenced significantly by its concentrated holdings in the RBOCs, which currently represent approximately 80% of the Fund's assets. In the next section, we provide a general overview of recent events affecting the RBOCs and the ongoing consolidation of the telecommunications industry.

Market Overview

The Telecommunications Act of 1996 and the subsequent deregulation of the telecommunications industry as outlined by the Act significantly changed the

----------
(1) Please note that any discussion of the Fund's holdings is as of June 30, 2000. Please refer to page six for a complete list and percentage breakdown of the Fund's holdings.

(2) The S&P 500 Index is a market capitalization measure of 500 widely held common stocks. An investor cannot invest directly in an index.


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Smith Barney Telecommunications Income Fund                                   1
competitive landscape for telecommunications companies. Increased competition in long distance, the local telephone exchange business, wireless, video, Internet and data has resulted in numerous mergers, joint ventures and strategic alliances by many telecommunications companies.

For example, US West, a company with a growing presence in the data and Internet service areas, and Qwest Communications, a developer and operator of telecommunications networks, recently combined to form a business that now has one of the most diverse revenue streams in the industry. This past month, the merger between Bell Atlantic and GTE was finalized and the new company, Verizon, is now the second largest telephone company in the U.S. offering local, long distance, wireless, and data services.

The remaining two RBOCs -- SBC Communications and Bell South -- have recently agreed to combine their domestic wireless assets and create a new joint-venture company that we think should be well positioned to offer customers competitive, coast to coast services. This new business combination should create the second largest wireless operation in the United States.

Vodafone Airtouch PLC is a result of a merger that took place in June of 1999 between Vodafone Group PLC, an UK based mobile telecommunications company and Airtouch Communications, a wireless telecommunications company providing cellular services. That company is the second largest holding in your Fund. Approximately 20% of the Fund's assets are invested in Vodafone Airtouch PLC. Vodafone's recent acquisition of Mannesmann AG, one of Germany's largest industrial conglomerates with a strong wireless operation in Europe, has created, in our view, the strongest global wireless player.

Market Outlook

We remain optimistic about RBOCs as overall telecommunications service industry revenues continue to grow more than 10% per year. However, fierce competition, especially in the consumer long-distance telephone sector, has restrained growth and narrowed operating margins. In addition, a regulatory cloud has materialized over the entire telecommunications industry in the past few months following the Department of Justice's prevention of the World Com/Sprint merger. We believe this event may have consequences regarding further market consolidation.

Over the long term, however, the strategic goal of the largest telecommunication companies -- including the RBOCs -- will be to provide not only long distance and local telephone services but a bundle of services that include voice, video,


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2                                        2000 Semi-Annual Report to Shareholders

Internet and data. Internet and data operations are producing healthy year over year growth, which we think may offset the slowing of growth brought on by the competitive pressures in the long distance business.

Finally, the RBOCs should continue to offer a degree of stability for conservative investors concerned with ongoing volatility in the stock market. In addition, RBOCs typically maintain and offer attractive dividends.

In closing, thank you for investing in the Smith Barney Telecommunications Income Fund.

Sincerely,


/s/ Heath B. McLendon           /s/ Robert E. Swab

Heath B. McLendon               Robert E. Swab
Chairman                        Vice President and
                                Investment Officer

July 28, 2000


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Smith Barney Telecommunications Income Fund                                    3

--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

                   Net Asset Value
               ----------------------
                Beginning      End        Income     Capital Gain     Return       Total
Period Ended    of Period   of Period    Dividends   Distributions  of Capital    Returns+
===========================================================================================
6/30/00         $177.27      $153.49     $ 0.82         $ 6.77       $ 0.00       (9.21)%++
-------------------------------------------------------------------------------------------
12/31/99         176.20       177.27       1.78          18.13         0.00       12.18%
-------------------------------------------------------------------------------------------
12/31/98         134.06       176.20       2.22          22.08         0.00       53.72
-------------------------------------------------------------------------------------------
12/31/97         104.62       134.06       2.83          13.61         0.00       45.11
-------------------------------------------------------------------------------------------
12/31/96         119.69       104.62       3.12           9.72         0.00       (1.45)
-------------------------------------------------------------------------------------------
12/31/95          95.62       119.69       3.58          11.50         0.00       42.93
-------------------------------------------------------------------------------------------
12/31/94         107.62        95.62       4.05           6.06         0.00       (1.83)
-------------------------------------------------------------------------------------------
12/31/93         102.67       107.62       4.42           6.87         0.00       16.00
-------------------------------------------------------------------------------------------
12/31/92         110.75       102.67       4.55          15.23         0.00       10.89
-------------------------------------------------------------------------------------------
12/31/91         129.06       110.75       6.05          14.62         1.18        3.30
-------------------------------------------------------------------------------------------
12/31/90         140.93       129.06       5.79           3.20         0.00       (1.80)
===========================================================================================
Total                                    $39.21        $127.79        $1.18
===========================================================================================

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, twice a year.

--------------------------------------------------------------------------------
Average Annual Total Returns+
--------------------------------------------------------------------------------

Six Months Ended 6/30/00++                                               (9.21)%
--------------------------------------------------------------------------------
Year Ended 6/30/00                                                       (9.18)
--------------------------------------------------------------------------------
Five Years Ended 6/30/00                                                 23.26
--------------------------------------------------------------------------------
Ten Years Ended 6/30/00                                                  16.18
--------------------------------------------------------------------------------
1/1/84* through 6/30/00                                                  17.80
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Cumulative Total Return+
--------------------------------------------------------------------------------

6/30/90 through 6/30/00                                                  347.97%
================================================================================

+ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value.
++ Total return is not annualized, as it may not be representative of the total return for the year.
*     Commencement of operations.


--------------------------------------------------------------------------------
4                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                          Growth of $10,000 Invested in
               the Smith Barney Telecommunications Income Fund vs.
        Standard & Poor's 500 Index and Lipper Equity Income Fund Index+
--------------------------------------------------------------------------------

                              June 1990-- June 2000

  [The following table was depicted as a line graph in the printed material.]

              Smith Barney                                     Lipper Equity
            Telecommunications         S&P 500 Index           Income Index
              Income Fund

6/30/90           10000                    10000                   10000
12/90             10731                    9400                    11217
12/91             11085                    12258                   14308
12/92             12292                    13191                   15702
12/93             14259                    14517                   18032
12/94             13998                    14708                   17865
12/95             20007                    20229                   23196
12/96             19720                    24871                   27419
12/97             28436                    33173                   34764
12/98             43983                    42707                   38856
12/99             49341                    51689                   40483
6/30/2000         44797                    51467                   39585

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+     Hypothetical illustration of $10,000 invested in the Smith Barney
      Telecommunications Income Fund on June 30, 1990, assuming reinvestment of dividends and capital gains, if any, at net asset value through June 30, 2000. The Standard & Poor's 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Figures for the index include reinvestment of dividends. The Lipper Equity Income Fund Index is a net asset value weighted index of the 30 largest funds in the Equity Income category. The indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor may not invest directly in an index.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


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Smith Barney Telecommunications Income Fund                                    5

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                June 30, 2000
--------------------------------------------------------------------------------

     SHARES                          SECURITY                           VALUE
================================================================================
COMMON STOCK -- 100%
Telecommunications -- 100%
     291,580  Bell Atlantic Corp.                                  $ 14,815,909
     378,888  Bellsouth Corp.                                        16,150,101
     514,500  SBC Communications Inc.                                22,252,125
     146,858  U.S. West Communications Inc.                          12,593,073
     402,990  Vodafone AirTouch PLC                                  16,698,898
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100%
              (Cost -- $8,928,533)                                  $82,510,106
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                    June 30, 2000
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost -- $8,928,533)                         $82,510,106
  Receivable for securities sold                                       1,762,741
  Dividends and interest receivable                                       40,875
--------------------------------------------------------------------------------
  Total Assets                                                        84,313,722
--------------------------------------------------------------------------------

LIABILITIES:
  Payable to bank                                                      1,814,782
  Dividends payable                                                      215,139
  Investment advisory fees payable                                        40,865
  Administration fees payable                                             13,154
  Accrued expenses                                                        50,849
--------------------------------------------------------------------------------
  Total Liabilities                                                    2,134,789
--------------------------------------------------------------------------------
Total Net Assets                                                     $82,178,933
================================================================================
NET ASSETS:
  Par value of shares of beneficial interest                         $       535
  Capital paid in excess of par value                                  4,913,061
  Undistributed net investment income                                     19,735
  Accumulated net realized gain on security transactions               3,664,029
  Net unrealized appreciation of investments                          73,581,573
--------------------------------------------------------------------------------
Total Net Assets                                                     $82,178,933
================================================================================
Shares Outstanding                                                       535,408
--------------------------------------------------------------------------------
Net Asset Value, per share (and redemption price)                    $    153.49
================================================================================

                       See Notes to Financial Statements.


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Smith Barney Telecommunications Income Fund                                    7

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2000

INVESTMENT INCOME:
  Interest                                                         $      4,260
  Dividends                                                             865,176
  Less: Foreign withholding tax                                          (4,542)
--------------------------------------------------------------------------------
  Total Investment Income                                               864,894
--------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 2)                                     248,714
  Administration fees (Note 2)                                           90,441
  Shareholder and system servicing fees                                  19,538
  Audit and legal                                                        19,394
  Custody fees                                                           12,929
  Trustees' fees                                                          8,454
  Other                                                                   8,701
--------------------------------------------------------------------------------
  Total Expenses                                                        408,171
--------------------------------------------------------------------------------
Net Investment Income                                                   456,723
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                               4,999,396
    Cost of securities sold                                             351,810
--------------------------------------------------------------------------------
  Net Realized Gain                                                   4,647,586
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of period                                              87,394,469
    End of period                                                    73,581,573
--------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                           (13,812,896)
--------------------------------------------------------------------------------
Net Loss on Investments                                              (9,165,310)
--------------------------------------------------------------------------------
Decrease in Net Assets From Operations                             $ (8,708,587)
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2000 (unaudited) and the Year Ended December 31, 1999

                                                                            2000          1999
====================================================================================================
OPERATIONS:
  Net investment income                                                $    456,723    $    897,447
  Net realized gain+                                                      4,647,586       8,794,542
  Increase (decrease) in net unrealized appreciation                    (13,812,896)      1,605,103
----------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations                      (8,708,587)     11,297,092
----------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income                                                    (434,807)       (920,534)
  Net realized gains                                                     (3,556,623)     (9,707,861)
----------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                                        (3,991,430)    (10,628,395)
----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net asset value of shares issued
  for reinvestment of dividends                                           1,767,258       4,799,292
  Cost of shares reacquired                                              (3,483,485)     (5,326,023)
----------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                                              (1,716,227)       (526,731)
----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                       (14,416,244)        141,966

NET ASSETS:
  Beginning of period                                                    96,595,177      96,453,211
----------------------------------------------------------------------------------------------------
  End of period*                                                       $ 82,178,933    $ 96,595,177
====================================================================================================
* Includes undistributed (overdistributed) net investment income of:   $     19,735    $     (2,181)
====================================================================================================

+ Net realized gains for Federal income tax purposes are $8,852,060 for the year ended December 31, 1999.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Telecommunications Income Fund                                    9

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Telecommunications Income Fund ("Fund"), an investment fund of the Smith Barney Telecommunications Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Shares of the Fund are not currently offered for sale to new investors.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales prices were reported are valued at current quoted bid prices; securities, other than U.S. government agencies and obligations, that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated using the average-cost method for financial reporting purposes and the specific identification method for tax purposes; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1999 reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


--------------------------------------------------------------------------------
10                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Trust. The Fund pays SSBC an investment advisory fee calculated at an annual rate of 0.55% of the average daily net assets. This fee is calculated daily and paid monthly.

SSBC also acts as the administrator of the Trust for which it receives a fee calculated at an annual rate of 0.20% of the average daily net assets of each fund. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), formerly known as Smith Barney Private Trust Company, another subsidiary of Citigroup, became the Fund's transfer agent and PFPC Global Fund Services ("PFPC") became the Fund's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. During the six months ended June 30, 2000, the Fund paid transfer agent fees of $9,556 to CFTC.

All officers and one Trustee of the Trust are employees of SSB.

3. Investments

During the six months ended June 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                                    --
--------------------------------------------------------------------------------
Sales                                                               $ 4,999,396
================================================================================

At June 30 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                       $73,581,573
Gross unrealized depreciation                                                --
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $73,581,573
================================================================================


--------------------------------------------------------------------------------
Smith Barney Telecommunications Income Fund                                   11

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Shares of beneficial interest

At June 30, 2000, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

Transactions in shares of the Fund were as follows:

                                           Six Months Ended        Year Ended
                                            June 30, 2000      December 31, 1999
================================================================================
Shares issued on reinvestment                    11,248              26,863
Shares reacquired                               (20,750)            (29,350)
--------------------------------------------------------------------------------
Net Decrease                                     (9,502)             (2,487)
================================================================================

6. Concentration of Risk

Because the Fund concentrates its investments in one industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broader range of investment alternatives. The economic and business cycle risks associated with the concentration of the Fund in only one industry could mean that adverse conditions could substantially impact the income earned by the Fund and the value of the Fund's holdings.


--------------------------------------------------------------------------------
12                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each year ended December 31, except where noted:

                                   2000(1)           1999          1998          1997          1996          1995
==================================================================================================================
Net Asset Value,
  Beginning of Period             $177.27         $176.20       $134.06       $104.62       $119.69       $ 95.62
------------------------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income              0.86            1.74          2.26          2.83          3.12          3.58
  Net realized and unrealized
   gain (loss)                     (17.05)          19.24         64.18         43.05         (5.35)        35.57
------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                  (16.19)          20.98         66.44         45.88         (2.23)        39.15
------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income             (0.82)          (1.78)        (2.22)        (2.83)        (3.12)        (3.58)
  Net realized gains                (6.77)         (18.13)       (22.08)       (13.61)        (9.72)       (11.50)
------------------------------------------------------------------------------------------------------------------
Total Distributions                 (7.59)         (19.91)       (24.30)       (16.44)       (12.84)       (15.08)
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                   $153.49         $177.27       $176.20       $134.06       $104.62       $119.69
------------------------------------------------------------------------------------------------------------------
Total Return                        (9.21)%++       12.18%        53.72%        45.11%        (1.45)%       42.93%
------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)            $82             $97           $96           $73           $63           $75
------------------------------------------------------------------------------------------------------------------

Ratios to Average
Net Assets:
  Expenses                           0.90%+          0.89%         0.89%         0.92%         0.90%         0.95%
  Net investment income              1.01+           0.92          1.51          2.35          2.80          3.23
------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                 0%              0%            0%            0%          .00%           00%
==================================================================================================================

(1)   For the six months ended June 30, 2000 (unaudited).

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Telecommunications Income Fund                                   13

                                            SALOMON SMITH BARNEY
                                            ------------------------------------
                                                     A member of citigroup[logo]

Trustees

Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank G. Hubbard
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller

John F. White, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Robert E. Swab
Vice President and
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser and Administrator

SSB Citi Fund Management LLC

Distributor

Salomon Smith Barney Inc.

Custodian

PFPC Trust Company

Transfer Agent

Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, New York 10004

Sub-Transfer Agent

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

This report is submitted for the general information of shareholders of Smith Barney Telecommunications Income Trust - Smith Barney Telecommunications Income Fund, but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after September 30, 2000 this report must be accompanied by performance information for the most recently completed calendar quarter.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
Telecommunications
Income Fund
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds

FD0412 8/00